Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Property, Plant, and Equipment, Lessor Asset under Operating Lease

	Useful Life (a)	Residual Value (b)
Passenger aircraft	25 years	15%
Freighter aircraft	35 years	15%
Helicopters	30 years	20%
Engines	20 years	60%

(a)    Useful life may be determined to be a different period depending on the disposition strategy.
(b)    Estimated industry price, except where more relevant information indicates that a different residual value is more appropriate.